Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

The following table sets forth goodwill by cash-generating unit or group of cash-generating units to which it belongs and changes for the years ended December 31, 2017, 2016 and January 1, 2016:

		Opening balance	Foreign Currency	Closing balance	Foreign Currency Translation	Closing balance
Company	Cash Generating Unit	01-01-2016	Translation	31-12-2016		31-12-2017
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Enel Distribución Río S.A. (formerly Ampla)	Enel Distribución Río S.A.	214,570	46,419	260,989	(4,331)	256,658
Compañía Distribuidora y Comercializadora de Energía S.A.	Compañía Distribuidora y Comercializadora de Energía S.A.	13,642	753	14,395	119	14,514
Enel Generación El Chocón S.A.	Enel Generación El Chocón S.A.	8,199	(1,520)	6,679	(1,123)	5,556
Enel Distribución Perú S.A.	Enel Distribución Perú	67,775	929	68,704	2,594	71,298
EGP Cachoeira Dourada S.A.	EGP Cachoeira Dourada S.A.	78,678	17,020	95,698	(1,584)	94,114
Enel Generación Perú S.A.	Enel Generación Perú	127,566	1,749	129,315	4,882	134,197
Emgesa S.A. E.S.P.	Emgesa S.A. E.S.P.	6,034	334	6,368	53	6,421
Generalima S.A.	Enel Distribución Perú	20	-	20	1	21
Enel Brasil S.A.	Enel Brasil S.A.	999	216	1,215	(20)	1,195
Enel Distribución Ceará S.A. (formerly Coelce)	Enel Distribución Ceará S.A.	108,009	23,366	131,375	(2,174)	129,201

Total		625,492	89,266	714,758	(1,583)	713,175